Investment Securities Available for Sale - Carrying Amount and Fair Values of Investment Securities Available For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amortized Cost	$ 125,809	$ 25,434	$ 25,457
Gross Unrealized Gains	491	999	358
Gross Unrealized Losses	82	1	220
Estimated Fair Value	126,218	26,432	25,595
Previously Reported [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Gross Unrealized Gains		1,000
State and Muncipal Securities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amortized Cost	425	1,087	1,881
Gross Unrealized Gains		7	14
Gross Unrealized Losses	1		1
Estimated Fair Value	424	1,094	1,894
Mortgage Backed Securities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amortized Cost	753	791	1,005
Gross Unrealized Gains	12	20	23
Gross Unrealized Losses	4
Estimated Fair Value	761	811	1,028
U.S. Treasury bonds
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amortized Cost	101,080
Gross Unrealized Gains	2
Estimated Fair Value	101,082
Corporate Bonds
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amortized Cost	23,551	23,556	22,571
Gross Unrealized Gains	477	972	321
Gross Unrealized Losses	77	1	219
Estimated Fair Value	$ 23,951	$ 24,527	$ 22,673